Financial instruments by categories (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Fair value of loans	R$ 67,853	R$ 126,092
Percentage of fixed rate	0.90%
Percentage of floating-rate	0.90%
Interest rate	10.00%
Financial covenants	R$ 37,494	R$ 78,796
Weighted average rate	15.14%
Fair value contingent consideration	R$ 492
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	10.75%
Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	13.75%